Income taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income taxes
Income tax in profit and loss

(in millions of euros)	June 30, 2023	June 30, 2022
Total Income tax	(461)	(580)
Current tax	(436)	(555)
Deferred tax	(25)	(25)